Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.738%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,252,475.39

Principal:
Principal Collections	$28,497,342.68
Prepayments in Full	$16,746,299.68
Liquidation Proceeds	$677,749.30
Recoveries	$113,508.28
Sub Total	$46,034,899.94
Collections	$49,287,375.33

Purchase Amounts:
Purchase Amounts Related to Principal	$539,246.43
Purchase Amounts Related to Interest	$2,593.83
Sub Total	$541,840.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,829,215.59

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,829,215.59
Servicing Fee	$881,926.97	$881,926.97	$0.00	$0.00	$48,947,288.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,947,288.62
Interest - Class A-2a Notes	$49,138.26	$49,138.26	$0.00	$0.00	$48,898,150.36
Interest - Class A-2b Notes	$42,417.06	$42,417.06	$0.00	$0.00	$48,855,733.30
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$48,287,526.63
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$48,112,949.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,112,949.80
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$48,018,990.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,018,990.80
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$47,951,125.38
Third Priority Principal Payment	$1,541,530.75	$1,541,530.75	$0.00	$0.00	$46,409,594.63
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$46,326,375.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,326,375.05
Regular Principal Payment	$42,312,145.99	$42,312,145.99	$0.00	$0.00	$4,014,229.06
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,014,229.06
Residual Released to Depositor	$0.00	$4,014,229.06	$0.00	$0.00	$0.00
Total		$49,829,215.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,541,530.75
Regular Principal Payment					$42,312,145.99
Total					$43,853,676.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,156,686.34	$74.33	$49,138.26	$0.15	$24,205,824.60	$74.48
Class A-2b Notes	$19,696,990.40	$74.33	$42,417.06	$0.16	$19,739,407.46	$74.49
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$43,853,676.74	$23.33	$1,079,382.82	$0.57	$44,933,059.56	$23.90

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$81,897,093.19	0.2519911	$57,740,406.85	0.1776628
Class A-2b Notes	$66,777,629.85	0.2519911	$47,080,639.45	0.1776628
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$998,034,723.04	0.5310503	$954,181,046.30	0.5077159

Pool Information
Weighted Average APR	3.545%	3.534%
Weighted Average Remaining Term	42.87	42.05
Number of Receivables Outstanding	58,601	57,127
Pool Balance	$1,058,312,369.46	$1,011,275,770.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,004,202,418.02	$959,643,192.29
Pool Factor	0.5451290	0.5209008

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$15,169,136.55
Yield Supplement Overcollateralization Amount	$51,632,577.80
Targeted Overcollateralization Amount	$57,094,723.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,094,723.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		168	$575,961.28
(Recoveries)		70	$113,508.28
Net Loss for Current Collection Period			$462,453.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5244%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4209%
Second Prior Collection Period			0.3846%
Prior Collection Period			0.7017%
Current Collection Period			0.5363%
Four Month Average (Current and Prior Three Collection Periods)			0.5109%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,762	$6,538,496.65
(Cumulative Recoveries)			$546,230.10
Cumulative Net Loss for All Collection Periods			$5,992,266.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3087%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,367.31
Average Net Loss for Receivables that have experienced a Realized Loss			$2,169.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	624	$13,329,150.76
61-90 Days Delinquent	0.18%	79	$1,818,417.84
91-120 Days Delinquent	0.05%	18	$460,313.89
Over 120 Days Delinquent	0.10%	41	$986,067.05
Total Delinquent Receivables	1.64%	762	$16,593,949.54

Repossession Inventory:
Repossessed in the Current Collection Period		42	$1,005,620.40
Total Repossessed Inventory		56	$1,441,039.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2387%
Prior Collection Period			0.2406%
Current Collection Period			0.2416%
Three Month Average			0.2403%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer